Schedule of reconciliation of income taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax
Loss before income taxes	$ (35,336)	$ (631)
Statutory tax rate	26.50%	26.50%
Expected income tax benefit (expense)	$ (9,364)	$ (167)
Permanent differences	(1,136)	175
Employee share compensation		228
Goodwill impairment loss	4,827	1,087
Adjustment to prior years provision versus statutory tax return tax returns		724
Changes in statutory, foreign tax, foreign exchange rates and other	223	(29)
Change in unrecognized temporary differences	1,230	929
Total income tax expense (recovery)	(4,220)	2,947
Current tax expense	953	2,962
Deferred tax expense (recovery)	(5,173)	(15)
Total income tax expense	$ (4,220)	$ 2,947